Voyage revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 324,282	$ 253,661
Time charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	176,709	152,079
Voyage charters
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	145,443	99,029
Pool revenues
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage revenues	$ 2,130	$ 2,553